Note 1 - Basis of Presentation and Description of Business	9 Months Ended
Sep. 30, 2013
Disclosure Text Block [Abstract]
Business Description and Basis of Presentation [Text Block]

1. Basis of Presentation and Description of Business

Basis of Presentation — Interim Financial Information

The accompanying condensed consolidated financial statements are unaudited and have been prepared in accordance with generally accepted accounting principles for interim financial information. They should be read in conjunction with the financial statements and related notes to the financial statements of Andalay Solar, Inc. (“we”, “us”, “our” or the “Company”), formerly Westinghouse Solar, Inc. and Akeena Solar, Inc., for the years ended December 31, 2012 and 2011 appearing in our Form 10-K. The September 30, 2013 unaudited interim consolidated financial statements included in this Quarterly Report on Form 10-Q have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”). Certain information and note disclosures normally included in annual financial statements filed with our Annual Report on Form 10-K have been condensed or omitted as permitted by those rules and regulations. In the opinion of management, all adjustments, consisting of normal recurring accruals, necessary for a fair statement of the results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the entire year.

Description of Business

We are a designer and manufacturer of solar power systems and solar panels with integrated microinverters (which we call AC solar panels). We design, market and sell these solar power systems to solar installers and do-it-yourself customers through distribution partnerships, our dealer network and retail outlets. Our products are designed for use in solar power systems for residential and commercial rooftop customers. Prior to September 2010, we were also in the solar power installation business.

We were incorporated in February 2001 as Akeena Solar, Inc. in the State of California and elected at that time to be taxed as an S corporation. During June 2006, we reincorporated in the State of Delaware and became a C corporation. On August 11, 2006, we entered into a reverse merger transaction with Fairview Energy Corporation, Inc. (“Fairview”). Pursuant to the Merger, the stockholders of the Company received one share of Fairview common stock for each issued and outstanding share of The Company’s common stock. The Company’s common shares were also adjusted from $0.01 par value to $0.001 par value at the time of the Merger. On May 17, 2010, we entered into an exclusive worldwide license agreement with Westinghouse, Inc, which permitted us to manufacture, distribute and market solar panels under the Westinghouse name and in connection therewith, on April 6, 2011, we changed our name to Westinghouse Solar, Inc. On August 23, 2013, the license agreement with Westinghouse, Inc. was terminated and on September 19, 2013, we changed our name to our current name, Andalay Solar, Inc.

On May 7, 2012, we entered into a merger agreement with CBD Energy Limited, an Australian corporation (“CBD”). We had originally targeted completion of the merger during the third quarter of 2012, however the target date for completion had been repeatedly delayed, and the necessary registration statement had yet to be completed and filed. The uncertainty resulted in a disruption in our supply relationships, leading to a significant decline in our revenue and the implementation of significant cost reductions including the layoff of employees during the time we pursued the merger. Given the continued delays and uncertainty of whether and when the closing conditions for the merger as set for in the merger agreement will be satisfied, we terminated the merger agreement with CBD effective July 18, 2013. We are now committed to focus our attention on rebuilding our core business, expanding our current product offerings and exploring strategic opportunities.

Our Corporate headquarters is located at 1475 S. Bascom Ave., Campbell, CA 95008. Our telephone number is (408) 402-9400. Additional information about Andalay Solar is available on our website at http://www.Andalaysolar.com . The information on our web site is not incorporated herein by reference.